Inventory	3 Months Ended
Nov. 30, 2011
Inventory Disclosure [Text Block]

2. INVENTORY

Inventory at November 30, 2011 and 2010 consisted of the following:

	November 30,	August 31,
	2011	2011
Packaging supplies	$81,894	$13,129
Device components	2,308,786	11,680
Finished goods	2,616,828	-

Total inventory	$5,007,508	$24,809